UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
 (Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 83.87%
	Consumer Discretionary - 14.12%
	Auto Components - 1.24%
390,029	Gentherm Inc. (a)	13,358,493

	Distributors - 1.31%
446,180	LKQ Corp. (a)	14,143,906

	Diversified Consumer Services - 1.23%
334,966	ServiceMaster Global Holdings Inc. (a)	13,331,647

	Hotels, Restaurants & Leisure - 0.83%
22,330	Chipotle Mexican Grill, Inc. (a)	8,993,631

	Household Durables - 2.85%
341,467	Garmin Ltd. (b)	14,485,030
226,795	Harman International Industries, Inc.	16,288,417
		30,773,447
	Internet & Catalog Retail - 1.12%
80,795	Expedia, Inc.	8,588,509
38,575	Netflix Inc. (a)	3,528,841
		12,117,350
	Internet Software & Services - 0.60%
518,780	Pandora Media Inc. (a)	6,458,811

	Leisure Products - 0.95%
124,955	Polaris Industries Inc.	10,216,321

	Media - 1.09%
579,254	Lions Gate Entertainment Corp. (b)	11,718,308

	Specialty Retail - 1.38%
284,995	Williams-Sonoma, Inc.	14,856,789

	Textiles, Apparel & Luxury Goods - 1.52%
186,568	Columbia Sportswear Co.	10,735,123
58,705	Under Armour, Inc. - Class A (a)	2,355,832
90,267	Under Armour, Inc. - Class C (a)	3,285,707
		16,376,662
	Total Consumer Discretionary (Cost $153,205,651)	152,345,365

	Consumer Staples - 1.58%
	Food & Staples Retailing - 1.23%
138,100	CVS Health Corp.	13,221,694

	Personal Products - 0.35%
41,675	The Estee Lauder Companies Inc. - Class A	3,793,258
	Total Consumer Staples (Cost $16,879,896)	17,014,952

	Energy - 1.77%
	Energy Equipment & Services - 1.77%
515,989	FMC Technologies, Inc. (a)	13,761,427
307,033	Forum Energy Technologies Inc. (a)	5,314,741
	Total Energy (Cost $19,445,768)	19,076,168

	Financials - 7.77%
	Capital Markets - 1.48%
332,520	SEI Investments Management Corp.	15,997,537

	Diversified Financial Services - 6.29%
69,940	Intercontinental Exchange, Inc.	17,901,843
192,545	MSCI, Inc.	14,849,070
242,960	Nasdaq, Inc.	15,712,223
180,600	S&P Global, Inc.	19,371,156
		67,834,292
	Total Financials (Cost $72,301,693)	83,831,829

	Health Care - 15.47%
	Biotechnology - 2.02%
158,394	Alnylam Pharmaceuticals Inc. (a)	8,789,283
421,500	Cepheid, Inc. (a)	12,961,125
1	Shire Pharmaceuticals Group PLC - ADR (b)	95
		21,750,503
	Health Care Equipment & Supplies - 3.83%
1,153,533	Accuray Inc. (a)	5,986,836
201,943	Align Technology, Inc. (a)	16,266,509
184,696	Inogen Inc. (a)	9,255,117
310,980	Insulet Corp. (a)	9,404,035
46,215	Oxford Immunotec Global PLC (a)(b)	415,935
		41,328,432
	Health Care Technology - 3.37%
128,115	athenahealth Inc. (a)	17,681,151
319,860	Cerner Corp. (a)	18,743,796
		36,424,947
	Life Sciences Tools & Services - 3.06%
238,535	Agilent Technologies, Inc.	10,581,413
125,943	Charles River Laboratories International, Inc. (a)	10,382,741
418,145	VWR Corp. (a)	12,084,390
		33,048,544
	Pharmaceuticals - 3.19%
663,750	Akorn, Inc. (a)	18,906,919
461,015	The Medicines Co. (a)	15,503,934
		34,410,853
	Total Health Care (Cost $138,561,792)	166,963,279

	Industrials - 15.67%
	Aerospace & Defense - 0.98%
254,982	Hexcel Corp.	10,617,451

	Building Products - 0.92%
143,090	Allegion PLC (b)	9,934,739

	Commercial Services & Supplies - 2.62%
286,695	Republic Services, Inc.	14,710,320
130,538	Stericycle, Inc. (a)	13,591,617
		28,301,937
	Electrical Equipment - 2.01%
52,955	Acuity Brands, Inc.	13,130,722
74,865	Rockwell Automation, Inc.	8,595,999
		21,726,721
	Industrial Conglomerates - 2.95%
191,455	Danaher Corp.	19,336,955
72,950	Roper Industries, Inc.	12,442,352
		31,779,307
	Machinery - 1.41%
140,820	Parker-Hannifin Corp.	15,215,601

	Professional Services - 4.78%
153,585	IHS Inc. - Class A (a)	17,755,962
334,698	Nielsen Holdings PLC (b)	17,394,255
202,168	Verisk Analytics, Inc (a)	16,391,781
		51,541,998
	Total Industrials (Cost $144,489,991)	169,117,754

	Information Technology - 21.15%
	Communications Equipment - 1.71%
134,450	F5 Networks, Inc. (a)	15,305,788
140,050	Juniper Networks, Inc.	3,149,725
		18,455,513
	Electronic Equipment, Instruments & Components - 1.09%
248,680	National Instruments Corp.	6,813,832
202,185	Trimble Navigation Ltd. (a)	4,925,227
		11,739,059
	Internet Software & Services - 4.76%
132,548	Akamai Technologies, Inc. (a)	7,413,410
34,635	Alphabet, Inc. - Class A (a)	24,366,761
150,810	Facebook Inc. - Class A (a)	17,234,567
66,445	Twilio Inc. - Class A (a)	2,425,242
		51,439,980
	IT Services - 1.81%
170,649	MasterCard, Inc. - Class A	15,027,351
180,365	Teradata Corp. (a)	4,521,750
		19,549,101

	Semiconductors & Semiconductor Equipment - 4.77%
1,127,732	Micron Technology, Inc. (a)	15,517,592
236,855	QUALCOMM, Inc.	12,688,323
418,441	Semtech Corp. (a)	9,984,002
212,115	Texas Instruments, Inc.	13,289,005
		51,478,922
	Software - 5.67%
114,860	ACI Worldwide, Inc. (a)	2,240,919
41,410	ANSYS, Inc. (a)	3,757,957
210,785	Aspen Technology, Inc. (a)	8,481,988
402,540	CommVault Systems, Inc. (a)	17,385,703
203,655	Imperva Inc. (a)	8,759,202
144,254	Red Hat, Inc. (a)	10,472,840
126,635	salesforce.com, inc. (a)	10,056,085
		61,154,694
	Technology Hardware, Storage & Peripherals - 1.34%
151,360	Apple Inc.	14,470,016
	Total Information Technology (Cost $180,252,145)	228,287,285

	Materials - 6.34%
	Chemicals - 5.23%
103,970	Ecolab Inc.	12,330,842
300,850	FMC Corp.	13,932,364
241,554	Ingevity Corp. (a)	8,222,498
40,390	International Flavors & Fragrances Inc.	5,091,967
150,325	Praxair, Inc.	16,895,027
		56,472,698
	Containers & Packaging - 1.11%
260,185	Sealed Air Corporation	11,960,704
	Total Materials (Cost $63,201,329)	68,433,402

	TOTAL COMMON STOCKS (Cost $788,338,265)	905,070,034

	REITS - 1.72%
	Financials - 1.72%
	Real Estate Investment Trusts (REITs) - 1.72%
48,019	Equinix Inc.	18,618,407
	Total Financials (Cost $8,899,345)	18,618,407

	TOTAL REITS (Cost $8,899,345)	18,618,407

	SHORT TERM INVESTMENTS - 15.93%
	Investment Company - 15.93%
106,825,205	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	106,825,205
65,058,528	The STIT-Treasury Portfolio - 0.01% (c)	65,058,528
	Total Investment Company	171,883,733

	TOTAL SHORT TERM INVESTMENTS (Cost $171,883,733)	171,883,733

	Total Investments (Cost ($969,121,343) - 101.52%	1,095,572,174
	Liabilities in Excess of Other Assets - (1.52)%	(16,391,284)
	TOTAL NET ASSETS - 100.00%	$1,079,180,890

PLC — Public Limited Company
ADR — American Depository Receipt
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $53,948,362 (5.00% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$969,121,343
Gross unrealized appreciation	155,336,056
Gross unrealized depreciation	(28,885,225)
Net unrealized appreciation	$126,450,831

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.78%
	Consumer Discretionary - 10.20%
	Automobiles - 0.85%
11,700	General Motors Co.	331,110

	Hotels, Restaurants & Leisure - 3.31%
9,225	Carnival Corp. (b)	407,745
6,025	Cedar Fair, L.P.	348,365
3,000	Jack in the Box, Inc.	257,760
4,025	Marriott International, Inc. - Class A	267,502
		1,281,372
	Media - 2.98%
6,750	Comcast Corp. - Class A	440,033
4,100	The Walt Disney Co.	401,062
11,600	Twenty-First Centy Fox, Inc. - Class A	313,780
		1,154,875
	Multiline Retail - 1.05%
5,800	Target Corporation	404,956

	Specialty Retail - 2.01%
5,375	Foot Locker, Inc.	294,872
3,775	The Home Depot, Inc.	482,030
		776,902
	Total Consumer Discretionary (Cost $3,711,500)	3,949,215

	Consumer Staples - 12.13%
	Beverages - 1.97%
7,200	PepsiCo, Inc.	762,768

	Food & Staples Retailing - 2.38%
3,950	CVS Health Corp.	378,173
7,450	Wal-Mart Stores, Inc.	543,999
		922,172
	Food Products - 2.64%
7,800	Pinnacle Foods Inc.	361,062
7,475	The Kraft Heinz Co.	661,388
		1,022,450
	Household Products - 3.07%
6,800	Colgate-Palmolive Co.	497,760
8,175	The Procter & Gamble Co.	692,177
		1,189,937
	Personal Products - 1.05%
8,675	Unilever N.V. - NY Shares - ADR (b)	407,205

	Tobacco - 1.02%
5,700	Altria Group, Inc.	393,072
	Total Consumer Staples (Cost $3,866,767)	4,697,604

	Energy - 10.92%
	Energy Equipment & Services - 1.60%
5,400	Halliburton Co.	244,566
4,750	Schlumberger Ltd. (b)	375,630
		620,196
	Oil, Gas & Consumable Fuels - 9.32%
4,150	Chevron Corp.	435,044
12,850	Devon Energy Corporation	465,812
14,600	Enterprise Products Partners L.P.	427,196
4,625	EQT Midstream Partners LP	371,388
8,350	Exxon Mobil Corp.	782,729
8,625	Hess Corp.	518,363
3,075	Occidental Petroleum Corp.	232,347
6,850	Royal Dutch Shell PLC. - Class A - ADR (b)	378,257
		3,611,136
	Total Energy (Cost $3,695,525)	4,231,332

	Financials - 12.42%
	Banks - 6.86%
42,550	Bank of America Corp.	564,638
19,150	BB&T Corp.	681,931
12,425	JPMorgan Chase & Co.	772,090
13,450	Wells Fargo & Co.	636,589
		2,655,248
	Capital Markets - 0.75%
850	BlackRock, Inc.	291,151

	Diversified Financial Services - 3.68%
3,650	Berkshire Hathaway Inc. - Class B (a)	528,483
4,675	CME Group Inc.	455,345
4,100	S&P Global, Inc.	439,766
		1,423,594
	Insurance - 1.13%
9,225	Arthur J. Gallagher & Co.	439,110
	Total Financials (Cost $4,403,000)	4,809,103

	Health Care - 13.64%
	Biotechnology - 3.42%
8,925	AbbVie Inc.	552,547
3,100	Amgen Inc.	471,665
3,600	Gilead Sciences, Inc.	300,312
		1,324,524
	Health Care Equipment & Supplies - 0.90%
4,000	Medtronic, PLC (b)	347,080

	Health Care Providers & Services - 2.81%
2,225	Anthem, Inc.	292,231
5,075	Cardinal Health, Inc.	395,901
2,850	UnitedHealth Group Inc.	402,420
		1,090,552
	Pharmaceuticals - 6.51%
4,000	Bristol-Myers Squibb Co.	294,200
3,000	Eli Lilly & Co.	236,250
6,475	Johnson & Johnson	785,417
9,250	Merck & Co., Inc.	532,893
19,100	Pfizer Inc.	672,511
		2,521,271
	Total Health Care (Cost $4,586,179)	5,283,427

	Industrials - 7.36%
	Aerospace & Defense - 2.54%
2,200	Honeywell International, Inc.	255,904
3,025	The Boeing Co.	392,857
3,250	United Technologies Corp.	333,287
		982,048
	Airlines - 0.72%
7,700	Delta Air Lines, Inc.	280,511

	Commercial Services & Supplies - 1.33%
7,800	Waste Management, Inc.	516,906

	Industrial Conglomerates - 2.77%
1,850	3M Co.	323,972
23,750	General Electric Co.	747,650
		1,071,622
	Total Industrials (Cost $2,417,898)	2,851,087

	Information Technology - 15.92%
	Communications Equipment - 1.09%
14,700	Cisco Systems, Inc.	421,743

	Internet Software & Services - 1.58%
430	Alphabet, Inc. - Class A (a)	302,518
450	Alphabet, Inc. - Class C (a)	311,445
		613,963
	IT Services - 1.79%
9,325	Visa Inc. - Class A	691,635

	Semiconductors & Semiconductor Equipment - 3.18%
11,000	Intel Corp.	360,800
6,825	QUALCOMM, Inc.	365,615
8,050	Texas Instruments Inc.	504,333
		1,230,748

	Software - 4.60%
10,150	Activision Blizzard, Inc.	402,244
18,950	Microsoft Corp.	969,671
9,975	Oracle Corp.	408,277
		1,780,192
	Technology Hardware, Storage & Peripherals - 3.68%
11,120	Apple Inc.	1,063,072
13,375	EMC Corp.	363,399
		1,426,471
	Total Information Technology (Cost $5,052,339)	6,164,752

	Materials - 2.03%
	Chemicals - 1.41%
3,450	LyondellBasell Industries NV - Class A (b)	256,749
5,775	The Dow Chemical Co.	287,075
		543,824
	Metals & Mining - 0.62%
18,900	Allegheny Technologies, Inc.	240,975
	Total Materials (Cost $826,370)	784,799

	Telecommunication Services - 2.67%
	Diversified Telecommunication Services - 2.67%
11,800	AT&T Inc.	509,878
9,425	Verizon Communications, Inc.	526,292
	Total Telecommunication Services (Cost $837,015)	1,036,170

	Utilities - 4.49%
	Electric Utilities - 4.49%
7,250	American Electric Power Co., Inc.	508,152
6,900	Edison International	535,923
1,737	NextEra Energy, Inc.	226,505
10,475	Xcel Energy, Inc.	469,071
	Total Utilities (Cost $1,403,991)	1,739,651

	TOTAL COMMON STOCKS (Cost $30,800,584)	35,547,140

	SHORT TERM INVESTMENTS - 7.72%
	Investment Company - 7.72%
2,990,879	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,990,879
	Total Investment Company	2,990,879

	TOTAL SHORT TERM INVESTMENTS (Cost $2,990,879)	2,990,879

	Total Investments (Cost ($33,791,463) - 99.50%	38,538,019
	Other Assets in Excess of Liabilities - 0.50%	191,815
	TOTAL NET ASSETS - 100.00%	$ 38,729,834

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $2,172,666 (5.61% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$33,791,463
Gross unrealized appreciation	5,194,616
Gross unrealized depreciation	(448,060)
Net unrealized appreciation	$4,746,556

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.08%
	Consumer Discretionary - 22.98%
	Auto Components - 2.82%
100,000	Motorcar Parts of America, Inc. (a)	2,718,000

	Hotels, Restaurants & Leisure - 6.91%
120,000	Fiesta Restaurant Group, Inc. (a)	2,617,200
106,229	Fogo De Chao, Inc. (a)	1,387,351
129,000	Kona Grill, Inc. (a)	1,382,880
100,900	Potbelly Corp. (a)	1,265,286
		6,652,717
	Household Durables - 2.17%
28,000	Installed Building Products, Inc. (a)	1,016,120
30,700	iRobot Corp. (a)	1,076,956
		2,093,076
	Internet & Catalog Retail - 1.16%
45,800	Duluth Holdings Inc. - Class B (a)	1,120,268

	Leisure Products - 3.92%
128,300	MCBC Holdings, Inc.	1,417,715
131,900	Nautilus, Inc. (a)	2,353,096
		3,770,811
	Media - 3.02%
158,900	MDC Partners Inc. - Class A (b)	2,906,281

	Specialty Retail - 2.98%
56,700	Restoration Hardware Holdings Inc. (a)	1,626,156
62,400	The Tile Shop Holdings, Inc. (a)	1,240,512
		2,866,668
	Total Consumer Discretionary (Cost $25,266,289)	22,127,821

	Consumer Staples - 5.20%
	Food & Staples Retailing - 2.96%
70,500	Natural Grocers By Vitamin Cottage Inc (a)	920,025
120,600	The Chefs’ Warehouse Inc. (a)	1,929,600
		2,849,625
	Food Products - 2.24%
146,550	Amplify Snack Brands, Inc. (a)	2,161,613
	Total Consumer Staples (Cost $5,206,152)	5,011,238

	Financials - 2.47%
	Capital Markets - 2.47%
92,000	Financial Engines Inc.	2,380,040
	Total Financials (Cost $2,791,762)	2,380,040

	Health Care - 15.12%
	Health Care Equipment & Supplies - 5.46%
170,992	Accuray Inc. (a)	887,448
115,000	ConforMIS Inc. (a)	807,300
11,100	ICU Medical, Inc. (a)	1,251,525
18,200	Inogen Inc. (a)	912,002
55,000	Oxford Immunotec Global PLC (a)(b)	495,000
48,300	The Spectranetics Corp. (a)	903,693
		5,256,968
	Health Care Providers & Services - 2.64%
42,400	HealthEquity, Inc. (a)	1,288,324
29,100	LHC Group, Inc. (a)	1,259,448
		2,547,772
	Health Care Technology - 3.15%
40,709	HealthStream, Inc. (a)	1,079,603
57,000	Omnicell, Inc. (a)	1,951,110
		3,030,713
	Pharmaceuticals - 3.87%
172,300	Aratana Therapeutics, Inc. (a)	1,088,936
169,100	Intersect ENT, Inc. (a)	2,186,463
45,500	Syndax Pharmaceuticals, Inc. (a)	448,175
		3,723,574
	Total Health Care (Cost $12,203,530)	14,559,027

	Industrials - 8.77%
	Building Products - 1.79%
37,300	Apogee Enterprises, Inc.	1,728,855

	Commercial Services & Supplies - 1.38%
152,000	CECO Environmental Corp.	1,328,480

	Machinery - 1.09%
35,212	Kornit Digital Ltd. (a)(b)	343,669
12,200	Proto Labs, Inc. (a)	702,232
		1,045,901
	Professional Services - 1.04%
16,700	WageWorks, Inc. (a)	998,827

	Trading Companies & Distributors - 3.47%
169,000	Nexeo Solutions, Inc. (a)	1,517,620
53,700	SiteOne Landscape Supply, Inc. (a)	1,825,263
		3,342,883
	Total Industrials (Cost $6,153,085)	8,444,946

	Information Technology - 33.28%
	Communications Equipment - 1.95%
126,500	CalAmp Corp. (a)	1,873,465

	Electronic Equipment, Instruments & Components - 0.53%
15,000	FARO Technologies, Inc. (a)	507,450

	Internet Software & Services - 15.15%
205,700	Amber Road Inc. (a)	1,585,947
104,600	Apigee Corporation (a)	1,278,212
34,000	Benefitfocus, Inc. (a)	1,296,080
35,505	Envestnet, Inc. (a)	1,182,671
102,600	Instructure, Inc. (a)	1,949,400
325,201	Internap Network Services Corp. (a)	669,914
37,900	LogMeIn, Inc. (a)	2,403,997
157,386	Mimecast Ltd (a)(b)	1,575,434
65,200	NIC, Inc.	1,430,488
20,100	SPS Commerce Inc. (a)	1,218,060
		14,590,203
	IT Services - 2.20%
73,400	Virtusa Corp. (a)	2,119,792

	Semiconductors & Semiconductor Equipment - 1.95%
16,350	Acacia Communications, Inc. (a)	653,019
68,200	MaxLinear, Inc. - Class A (a)	1,226,236
		1,879,255
	Software - 11.50%
151,886	Exa Corp. (a)	2,194,753
72,700	Imperva Inc. (a)	3,126,827
222,500	Materialise NV - ADR (a)(b)	1,590,875
168,600	MobileIron, Inc. (a)	514,230
181,600	The Rubicon Project, Inc. (a)	2,478,840
48,800	Varonis Systems, Inc. (a)	1,172,176
		11,077,701
	Total Information Technology (Cost $29,641,834)	32,047,866

	Materials - 3.18%
	Chemicals - 1.91%
345,100	AgroFresh Solutions, Inc. (a)	1,832,481

	Construction Materials - 1.27%
20,100	US Concrete Inc. (a)	1,224,291
	Total Materials (Cost $4,775,566)	3,056,772

	Telecommunication Services - 2.08%
	Diversified Telecommunication Services - 2.08%
137,100	8x8, Inc. (a)	2,003,031
	Total Telecommunication Services (Cost $623,059)	2,003,031

	TOTAL COMMON STOCKS (Cost $86,661,277)	89,630,741

	SHORT TERM INVESTMENTS - 7.73%
	Investment Company - 7.73%
7,448,025	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	7,448,025
	Total Investment Company	7,448,025

	TOTAL SHORT TERM INVESTMENTS (Cost $7,448,025)	7,448,025

Total Investments (Cost ($94,109,302) - 100.81%	97,078,766
Liabilities in Excess of Other Assets - (0.81)%	(780,193)
TOTAL NET ASSETS - 100.00%	$96,298,573

ADR — American Depositary Receipt
(a)	Non-income producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $6,911,259 (7.18% of net assets) at June 30, 2016.
(c)	A portion of these securities is deemed illiquid. The total value of the illiquid portions of these securities amounted to $970,605 (1.00% of net assets) at June 30, 2016.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$94,109,302
Gross unrealized appreciation	16,561,110
Gross unrealized depreciation	(13,591,646)
Net unrealized appreciation	$2,969,464

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 73.58%
	Consumer Discretionary - 2.47%
	Automobiles - 0.62%
435,000	Ford Motor Co.	5,467,950

	Media - 1.85%
800,000	Lions Gate Entertainment Corp. (d)	16,184,000
	Total Consumer Discretionary (Cost $31,069,720)	21,651,950

	Consumer Staples - 14.65%
	Beverages - 4.91%
35,000	Diageo PLC - ADR (d)	3,950,800
75,000	Dr. Pepper Snapple Group, Inc.	7,247,250
130,000	PepsiCo, Inc.	13,772,200
400,000	The Coca Cola Co.	18,132,000
		43,102,250
	Food & Staples Retailing - 1.60%
50,000	Costco Wholesale Corp.	7,852,000
100,000	Sysco Corp.	5,074,000
15,000	Wal-Mart Stores, Inc.	1,095,300
		14,021,300
	Food Products - 2.78%
250,000	General Mills, Inc.	17,830,000
50,000	Kellogg Co.	4,082,500
55,000	Mondelez International Inc. - Class A	2,503,050
		24,415,550
	Household Products - 5.36%
30,000	Colgate-Palmolive Co.	2,196,000
50,000	Kimberly-Clark Corp.	6,874,000
100,000	The Clorox Co.	13,839,000
285,000	The Procter & Gamble Co. (c)	24,130,950
		47,039,950
	Total Consumer Staples (Cost $80,205,725)	128,579,050

	Energy - 18.90%
	Energy Equipment & Services - 2.48%
161,700	Baker Hughes, Inc. (c)	7,297,521
75,000	Helmerich & Payne, Inc.	5,034,750
120,000	Schlumberger Ltd. (d)	9,489,600
		21,821,871
	Oil, Gas & Consumable Fuels - 16.42%
400,000	BP PLC - ADR (d)	14,204,000
170,000	Chevron Corp.	17,821,100
370,000	ConocoPhillips	16,132,000
140,000	Delek Logistics Partners LP	3,739,400

134,490	EQT Midstream Partners LP	10,799,547
250,000	Exxon Mobil Corp.	23,435,000
105,000	Hess Corp.	6,310,500
435,000	HollyFrontier Corp.	10,339,950
345,000	Kinder Morgan Inc.	6,458,400
145,000	Marathon Oil Corp.	2,176,450
100,000	Marathon Petroleum Corp.	3,796,000
25,000	Phillips 66	1,983,500
300,000	Royal Dutch Shell PLC. - Class A - ADR (d)	16,566,000
200,000	Suncor Energy, Inc. (d)	5,546,000
144,800	Sunoco LP	4,336,760
11,000,000	Swift Energy Co.	0
20,000	Swift Energy Co.	510,000
		144,154,607
	Total Energy (Cost $176,936,681)	165,976,478

	Financials - 3.60%
	Banks - 1.62%
400,000	BB&T Corp.	14,244,000

	Insurance - 1.98%
100,000	Arthur J. Gallagher & Co.	4,760,000
180,000	The Allstate Corp.	12,591,000
		17,351,000
	Total Financials (Cost $25,636,278)	31,595,000

	Health Care - 8.47%
	Health Care Equipment & Supplies - 1.13%
80,000	Abbott Laboratories	3,144,800
150,000	Baxter International, Inc.	6,783,000
		9,927,800
	Pharmaceuticals - 7.34%
75,000	Eli Lilly & Co.	5,906,250
500,000	GlaxoSmithKline PLC - ADR (d)	21,670,000
140,000	Johnson & Johnson	16,982,000
180,000	Merck & Co., Inc.	10,369,800
270,000	Pfizer Inc.	9,506,700
		64,434,750
	Total Health Care (Cost $54,006,036)	74,362,550

	Industrials - 8.85%
	Aerospace & Defense - 1.70%
115,000	The Boeing Co.	14,935,050

	Commercial Services & Supplies - 3.91%
1,000,000	Pitney Bowes Inc.	17,800,000
250,000	Waste Management, Inc.	16,567,500
		34,367,500
	Industrial Conglomerates - 2.94%
820,000	General Electric Co. (c)	25,813,600

	Road & Rail - 0.30%
100,000	CSX Corp.	2,608,000
	Total Industrials (Cost $51,108,708)	77,724,150

	Information Technology - 7.59%
	Communications Equipment - 0.65%
200,000	Cisco Systems, Inc.	5,738,000

	IT Services - 2.08%
120,000	International Business Machines Corp. (IBM)	18,213,600

	Semiconductors & Semiconductor Equipment - 2.24%
600,000	Intel Corp.	19,680,000

	Software - 2.62%
450,000	Microsoft Corp. (c)	23,026,500
	Total Information Technology (Cost $51,697,876)	66,658,100

	Materials - 3.11%
	Chemicals - 2.90%
100,000	E.I. du Pont de Nemours and Co. (c)	6,480,000
30,000	Eastman Chemical Co. (c)	2,037,000
340,000	The Dow Chemical Co.	16,901,400
		25,418,400
	Metals & Mining - 0.21%
60,000	Rio Tinto PLC - ADR (d)	1,878,000
	Total Materials (Cost $19,488,007)	27,296,400

	Telecommunication Services - 5.94%
	Diversified Telecommunication Services - 5.94%
690,000	AT&T Inc. (c)	29,814,900
400,000	Verizon Communications, Inc.	22,336,000
	Total Telecommunication Services (Cost $43,160,616)	52,150,900

	TOTAL COMMON STOCKS (Cost $533,309,647)	645,994,578

	REITS - 1.79%
	Financials - 1.79%
	Real Estate Investment Trusts (REITs) - 1.79%
85,300	Digital Realty Trust, Inc.	9,296,847
215,000	Weyerhaeuser Co.	6,400,550
	Total Financials (Cost $11,199,795)	15,697,397

	TOTAL REITS (Cost $11,199,795)	15,697,397

	CONVERTIBLE BONDS - 6.27%
	Consumer Discretionary - 3.91%
	Media - 3.91%
	Lions Gate Entertainment Inc.
2,000,000	4.000%, 01/11/2017 (a)	4,018,750
30,000,000	1.250%, 04/15/2018 (a)	30,337,500
	Total Consumer Discretionary (Cost $32,000,000)	34,356,250

	Health Care - 0.41%
	Pharmaceuticals - 0.41%
	The Medicines Co.
3,000,000	2.500%, 01/15/2022	3,549,375
	Total Health Care (Cost $3,104,418)	3,549,375

	Industrials - 0.54%
	Air Freight & Logistics - 0.54%
	UTi Worldwide, Inc.
4,600,000	4.500%, 03/01/2019 (d)	4,692,000
	Total Industrials (Cost $4,600,000)	4,692,000

	Information Technology - 1.41%
	Internet Software & Services - 0.56%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,901,406
	Software - 0.85%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	7,502,906
	Total Information Technology (Cost $12,034,342)	12,404,312

	TOTAL CONVERTIBLE BONDS (Cost $51,738,760)	55,001,937

	CORPORATE BONDS - 16.79%
	Consumer Discretionary - 3.61%
	Leisure Products - 0.28%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,422,200

	Media - 3.00%
	Lions Gate Entertainment Corp.
15,000,000	5.250%, 08/01/2018 (a)(d)	15,225,000
	Live Nation Entertainment Inc.
1,800,000	7.000%, 09/01/2020 (Acquired Various Dates, Cost $1,820,443)(b)(e)	1,874,979
	Sirius XM Radio, Inc.
2,000,000	4.250%, 05/15/2020 (Acquired Various Dates, Cost $1,937,544)(b)(e)	2,030,946
7,000,000	5.875%, 10/01/2020 (Acquired Various Dates, Cost $7,050,000)(b)(e)	7,245,000
		26,375,925
	Specialty Retail - 0.33%
	Rent-A-Center Inc.
3,000,000	6.625%, 11/15/2020	2,872,500
	Total Consumer Discretionary (Cost $30,967,001)	31,670,625

	Consumer Staples - 0.10%
	Food & Staples Retailing - 0.10%
	Family Tree Escrow LLC.
800,000	5.250%, 03/01/2020 (Acquired Various Dates, Cost $800,000)(b)(e)	828,000
	Total Consumer Staples (Cost $800,000)	828,000

	Energy - 2.52%
	Energy Equipment & Services - 0.53%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	4,662,500

	Oil, Gas & Consumable Fuels - 1.99%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	1,785,000
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	15,694,000
		17,479,000
	Total Energy (Cost $23,193,497)	22,141,500

	Health Care - 3.00%
	Health Care Providers & Services - 1.15%
	CHS / Community Health Systems, Inc.
2,000,000	6.875%, 02/01/2022	1,760,000
	ExamWorks Group, Inc.
7,500,000	5.625%, 04/15/2023	8,334,375
		10,094,375
	Pharmaceuticals - 1.85%
	Valeant Pharmaceuticals International, Inc.
4,050,000	6.750%, 08/15/2018 (Acquired Various Dates, Cost $4,124,858)(b)(d)(e)	3,938,625
13,000,000	6.375%, 10/15/2020 (Acquired Various Dates, Cost $13,419,746)(b)(e)	11,245,000
	VRX Escrow Corp.
1,250,000	5.375%, 03/15/2020 (Acquired Various Dates, Cost $1,253,938)(b)(d)(e)	1,074,219
		16,257,844
	Total Health Care (Cost $28,361,042)	26,352,219

	Industrials - 1.72%
	Aerospace & Defense - 0.62%
	DigitalGlobe Inc.
2,500,000	5.250%, 02/01/2021 (Acquired Various Dates, Cost $2,436,597)(b)	2,337,500
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	3,067,500
		5,405,000
	Commercial Services & Supplies - 0.46%
	R.R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,031,128

	Construction & Engineering - 0.64%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,651,656
	Total Industrials (Cost $14,992,125)	15,087,784

	Information Technology - 4.81%
	Diversified Telecommunication Services - 0.68%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,851,501
2,000,000	6.625%, 01/31/2022	2,115,000
		5,966,501

	Internet Software & Services - 2.53%
	Bankrate Inc.
22,000,000	6.125%, 08/15/2018 (a)(e)	22,232,760

	IT Services - 0.41%
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	3,620,000

	Software - 1.19%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (a)(e)	3,848,438
	Nuance Communications, Inc.
6,400,000	5.375%, 08/15/2020 (Acquired Various Dates, Cost $6,488,750)(b)(e)	6,544,000
		10,392,438
	Total Information Technology (Cost $41,534,214)	42,211,699

	Materials - 0.52%
	Chemicals - 0.17%
	OMNOVA Solutions, Inc.
1,504,000	7.875%, 11/01/2018	1,511,520

	Construction Materials - 0.35%
	Headwaters, Inc.
3,000,000	7.250%, 01/15/2019	3,075,000
	Total Materials (Cost $4,562,036)	4,586,520

	Telecommunication Services - 0.51%
	Diversified Telecommunication Services - 0.51%
	Consolidated Communications Inc
5,000,000	6.500%, 10/01/2022	4,512,500
	Total Telecommunication Services (Cost $4,956,500)	4,512,500

	TOTAL CORPORATE BONDS (Cost $149,366,415)	147,390,847

	SHORT TERM INVESTMENTS - 0.86%
	Investment Company - 0.86%
7,568,146	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (f)	7,568,146
	Total Investment Company	7,568,146

	TOTAL SHORT TERM INVESTMENTS (Cost $7,568,146)	7,568,146

	Total Investments (Cost ($753,182,763) - 99.29%	871,652,905
	Other Assets in Excess of Liabilities - 0.71%	6,259,481
	TOTAL NET ASSETS - 100.00%	$877,912,386

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	These securities are deemed illiquid. The total value of these securities amounted to $75,662,448 (8.61% of net assets) at June 30, 2016.
(b)	Restricted security deemed liquid. The total value of restricted securities is $37,118,269 (4.23% of net assets) at June 30, 2016.
(c)	A portion of these investments are segregated as collateral for open written option contracts.

(d)	Foreign Issued Securities. The total value of these securities amounted to $114,418,244 (13.03% of net assets) at June 30, 2016.
(e)	144A Securities. The total value of 144A securities is $60,861,967 (6.93% of net assets) at June 30, 2016.
(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$753,182,763
Gross unrealized appreciation	173,996,100
Gross unrealized depreciation	(55,525,958)
Net unrealized appreciation	$118,470,142

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2016 (Unaudited)

Contracts		Value
	CALL OPTIONS

	AT&T Inc.
1,000	Expiration: July 2016, Exercise Price: $40.00	314,000
	Baker Hughes, Inc.
500	Expiration: August 2016, Exercise Price: $50.00	30,000
	E.I. du Pont de Nemours and Co.
1,000	Expiration: July 2016, Exercise Price: $72.50	16,000
	Eastman Chemical Co.
200	Expiration: September 2016, Exercise Price: $80.00	5,000
	General Electric Co.
1,000	Expiration: July 2016, Exercise Price: $32.00	34,000
	Microsoft Corp.
500	Expiration: August 2016, Exercise Price: $55.00	20,000
	The Procter & Gamble Co.
350	Expiration: August 2016, Exercise Price: $87.50	12,950
	Total Written Option (Premium received $154,894)	431,950

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Growth Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 96.88%
	Consumer Discretionary - 20.69%
	Hotels, Restaurants & Leisure - 4.92%
12,040	Chipotle Mexican Grill, Inc. (a)	4,849,230
75,025	Dunkin’ Brands Group Inc.	3,272,591
0	Interval Leisure Group, Inc.	0
92,325	Starbucks Corporation	5,273,604
54,625	Starwood Hotels & Resorts Worldwide, Inc.	4,039,519
		17,434,944
	Internet & Catalog Retail - 5.34%
11,935	Amazon.com, Inc. (a)	8,540,925
12,010	Netflix Inc. (a)	1,098,675
7,440	The Priceline Group Inc. (a)	9,288,170
		18,927,770
	Internet Software & Services - 0.97%
277,165	Pandora Media Inc. (a)	3,450,704

	Media - 1.86%
67,310	The Walt Disney Co.	6,584,264

	Specialty Retail - 4.13%
64,435	The Home Depot, Inc.	8,227,705
122,860	Williams-Sonoma, Inc.	6,404,692
		14,632,397
	Textiles, Apparel & Luxury Goods - 3.47%
46,010	lululemon athletica, Inc. (a)	3,398,299
121,930	NIKE, Inc. - Class B	6,730,536
28,110	Under Armour, Inc. - Class A (a)	1,128,054
28,310	Under Armour, Inc. - Class C (a)	1,030,467
		12,287,356
	Total Consumer Discretionary (Cost $59,966,257)	73,317,435

	Consumer Staples - 11.29%
	Beverages - 2.26%
60,845	Anheuser-Busch InBev SA/NV - ADR (b)	8,012,070

	Food & Staples Retailing - 3.56%
42,095	Costco Wholesale Corp.	6,610,599
186,911	Whole Foods Market, Inc.	5,984,890
		12,595,489
	Food Products - 2.10%
163,495	Mondelez International Inc. - Class A	7,440,657

	Household Products - 3.37%
53,395	Kimberly-Clark Corp.	7,340,745
54,505	The Procter & Gamble Co.	4,614,938
		11,955,683
	Total Consumer Staples (Cost $33,531,392)	40,003,899

	Energy - 2.24%
	Energy Equipment & Services - 2.24%
78,909	Baker Hughes, Inc.	3,561,163
55,190	Schlumberger Ltd. (b)	4,364,426
	Total Energy (Cost $7,120,484)	7,925,589

	Financials - 7.62%
	Banks - 1.61%
120,710	Wells Fargo & Co.	5,713,204

	Diversified Financial Services - 6.01%
76,190	CME Group Inc.	7,420,906
28,850	Intercontinental Exchange, Inc.	7,384,446
60,603	S&P Global, Inc.	6,500,278
		21,305,630
	Total Financials (Cost $20,649,434)	27,018,834

	Health Care - 13.95%
	Biotechnology - 1.25%
18,288	Biogen Idec Inc. (a)	4,422,404

	Health Care Equipment & Supplies - 6.43%
202,750	Abbott Laboratories	7,970,102
72,062	Align Technology, Inc. (a)	5,804,594
199,499	Baxter International, Inc.	9,021,345
		22,796,041
	Health Care Technology - 1.32%
79,750	Cerner Corp. (a)	4,673,350

	Life Sciences Tools & Services - 1.96%
106,020	Quintiles Transnational Holdings Inc. (a)	6,925,227

	Pharmaceuticals - 2.99%
46,335	Johnson & Johnson	5,620,435
86,311	Merck & Co., Inc.	4,972,377
		10,592,812
	Total Health Care (Cost $36,651,308)	49,409,834

	Industrials - 11.83%
	Aerospace & Defense - 2.41%
73,435	Honeywell International, Inc.	8,541,959

	Air Freight & Logistics - 1.51%
35,295	FedEx Corp.	5,357,075

	Commercial Services & Supplies - 1.67%
56,663	Stericycle, Inc. (a)	5,899,752

	Industrial Conglomerates - 3.76%
34,217	3M Co.	5,992,081
72,515	Danaher Corp.	7,324,015
		13,316,096
	Professional Services - 1.61%
110,022	Nielsen Holdings PLC (b)	5,717,843

	Road & Rail - 0.87%
35,140	Union Pacific Corp.	3,065,965

	Total Industrials (Cost $31,244,065)	41,898,690

	Information Technology - 22.12%
	Communications Equipment - 1.25%
154,930	Cisco Systems, Inc.	4,444,942

	Internet Software & Services - 8.67%
47,645	Akamai Technologies, Inc. (a)	2,664,785
10,485	Alphabet, Inc. - Class A (a)	7,376,512
11,091	Alphabet, Inc. - Class C (a)	7,676,081
113,857	Facebook Inc. - Class A (a)	13,011,578
		30,728,956
	IT Services - 2.22%
106,033	Visa Inc. - Class A	7,864,467

	Semiconductors & Semiconductor Equipment - 1.81%
119,511	QUALCOMM, Inc.	6,402,204

	Software - 4.65%
161,255	Microsoft Corp.	8,251,418
89,580	Oracle Corp.	3,666,510
28,600	Red Hat, Inc. (a)	2,076,360
31,000	salesforce.com, inc. (a)	2,461,710
		16,455,998
	Technology Hardware, Storage & Peripherals - 3.52%
130,380	Apple Inc.	12,464,328

	Total Information Technology (Cost $39,065,714)	78,360,895

	Materials - 3.36%
	Chemicals - 3.36%
42,430	Ecolab Inc.	5,032,198
61,170	Praxair, Inc.	6,874,896
	Total Materials (Cost $8,926,863)	11,907,094

	Telecommunication Services - 3.78%
	Diversified Telecommunication Services - 3.78%
152,500	AT&T Inc.	6,589,525
121,930	Verizon Communications, Inc.	6,808,571
	Total Telecommunication Services (Cost $12,170,585)	13,398,096

	TOTAL COMMON STOCKS (Cost $249,326,102)	343,240,366

	REITS - 2.17%
	Financials - 2.17%
	Real Estate Investment Trusts (REITs) - 2.17%
19,779	Equinix Inc.	7,668,912

	Total Financials (Cost $3,311,446)	7,668,912

	TOTAL REITS (Cost $3,311,446)	7,668,912

	SHORT TERM INVESTMENTS - 1.03%
	Investment Company - 1.03%
3,662,136	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,662,136
	Total Investment Company	3,662,136

	TOTAL SHORT TERM INVESTMENTS (Cost $3,662,136)	3,662,136

	Total Investments (Cost ($256,299,684) - 100.08%	354,571,414
	Liabilities in Excess of Other Assets - (0.08)%	(293,531)
	TOTAL NET ASSETS - 100.00%	$354,277,883

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $18,094,339 (5.11% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$256,299,684
Gross unrealized appreciation	104,244,947
Gross unrealized depreciation	(5,973,217)
Net unrealized appreciation	$98,271,730

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 2.75%
	Financials - 0.44%
	Banks - 0.44%
20,800	JPMorgan Chase & Co.	1,292,512
	Total Financials (Cost $945,957)	1,292,512

	Health Care - 2.31%
	Biotechnology - 0.87%
41,000	AbbVie Inc.	2,538,310

	Health Care Equipment & Supplies - 0.65%
48,000	Abbott Laboratories	1,886,880

	Pharmaceuticals - 0.79%
19,000	Johnson & Johnson	2,304,700
	Total Health Care (Cost $3,173,047)	6,729,890

	TOTAL COMMON STOCKS (Cost $4,119,004)	8,022,402

	PREFERRED STOCKS - 0.75%
	Financials - 0.75%
	Capital Markets - 0.75%
40,000	AMG Capital Trust II	2,195,000
	Total Financials (Cost $2,535,000)	2,195,000

	TOTAL PREFERRED STOCKS (Cost $2,535,000)	2,195,000

	CONVERTIBLE PREFERRED STOCKS - 0.57%
	Health Care - 0.57%
	Pharmaceuticals - 0.57%
2,000	Allergan plc (c)	1,667,240
	Total Health Care (Cost $1,791,986)	1,667,240

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,791,986)	1,667,240

	CONVERTIBLE BONDS - 11.00%
	Consumer Discretionary - 3.17%
	Diversified Consumer Services - 0.40%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021	1,179,375

	Media - 2.77%
	Lions Gate Entertainment Inc.
500,000	4.000%, 01/11/2017 (a)	1,004,687
5,000,000	1.250%, 04/15/2018 (a)	5,056,250
	Live Nation Entertainment Inc.
2,000,000	2.500%, 05/15/2019	2,015,000
		8,075,937
	Total Consumer Discretionary (Cost $8,495,000)	9,255,312

	Energy - 0.55%
	Oil, Gas & Consumable Fuels - 0.55%
	Whiting Petroleum Corp.
2,000,000	1.250%, 04/01/2020	1,592,500
	Total Energy (Cost $1,547,292)	1,592,500

	Health Care - 3.10%
	Biotechnology - 0.45%
	Cepheid
1,500,000	1.250%, 02/01/2021	1,307,812

	Health Care Equipment & Supplies - 1.38%
	Accuray, Inc.
500,000	3.750%, 08/01/2016	500,625
1,500,000	3.500%, 02/01/2018	1,700,625
	Insulet Corporation
1,000,000	2.000%, 06/15/2019	952,500
	The Spectranetics Corporation
1,000,000	2.625%, 06/01/2034	887,500
		4,041,250
	Pharmaceuticals - 1.27%
	The Medicines Co.
1,500,000	2.500%, 01/15/2022	1,774,688
2,000,000	2.750%, 07/15/2023 (Acquired Various Dates, Cost $2,000,000)(b)(d)	1,927,500
		3,702,188
	Total Health Care (Cost $8,830,767)	9,051,250

	Industrials - 1.72%
	Air Freight & Logistics - 0.67%
	UTi Worldwide, Inc.
1,900,000	4.500%, 03/01/2019 (c)	1,938,000

	Machinery - 1.05%
	Chart Industries, Inc.
1,000,000	2.000%, 08/01/2018	935,625
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,135,000
		3,070,625
	Total Industrials (Cost $4,744,887)	5,008,625

	Information Technology - 2.46%
	Internet Software & Services - 1.78%
	Blucora, Inc.
1,500,000	4.250%, 04/01/2019	1,387,500
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,357,500
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,342,500
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,103,750
		5,191,250
	Software - 0.68%
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	2,000,775
	Total Information Technology (Cost $6,992,661)	7,192,025

	TOTAL CONVERTIBLE BONDS (Cost $30,610,607)	32,099,712

	CORPORATE BONDS - 66.32%
	Consumer Discretionary - 17.92%
	Distributors - 0.42%
	LKQ Corp.
1,250,000	4.750%, 05/15/2023	1,234,375

	Diversified Consumer Services - 1.73%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,505,000
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019	1,513,775
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,020,000
		5,038,775
	Hotels, Restaurants & Leisure - 0.64%
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (c)	1,865,325

	Internet & Catalog Retail - 0.45%
	Netflix, Inc.
250,000	5.500%, 02/15/2022	261,875
1,000,000	5.750%, 03/01/2024	1,047,500
		1,309,375
	Leisure Products - 1.13%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,303,000

	Media - 8.79%
	AMC Networks Inc.
1,500,000	5.000%, 04/01/2024	1,490,437
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,022,500
	Gray Television, Inc.
500,000	5.875%, 07/15/2026 (Acquired Various Dates, Cost $500,000)(b)(d)	502,500
	Lamar Media Corp.
250,000	5.875%, 02/01/2022	261,250
250,000	5.000%, 05/01/2023	258,750
250,000	5.375%, 01/15/2024	260,000
100,000	5.750%, 02/01/2026 (Acquired Various Dates, Cost $100,000)(b)(d)	104,313
	Lions Gate Entertainment Corp.
7,000,000	5.250%, 08/01/2018 (a)(c)	7,105,000
	Live Nation Entertainment Inc.
1,250,000	7.000%, 09/01/2020 (Acquired Various Dates, Cost $1,264,840)(b)(d)	1,302,069
3,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $3,110,000)(b)(d)	3,200,750
	MDC Partners Inc.
1,000,000	6.500%, 05/01/2024 (Acquired Various Dates, Cost $1,000,000)(c)(b)(d)	997,500
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,632,500
	Sirius XM Radio, Inc.
3,095,000	4.250%, 05/15/2020 (Acquired Various Dates, Cost $3,001,564)(b)(d)	3,142,889
1,000,000	5.875%, 10/01/2020 (Acquired Various Dates, Cost $1,000,000)(b)(d)	1,035,000
250,000	5.375%, 07/15/2026 (Acquired Various Dates, Cost $250,000)(b)(d)	248,750
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (Acquired Various Dates, Cost $2,023,152)(b)(d)	2,084,250
		25,648,458

	Specialty Retail - 2.83%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	925,000
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,512,500
	Rent-A-Center Inc.
1,750,000	6.625%, 11/15/2020	1,675,625
2,000,000	4.750%, 05/01/2021	1,680,000
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,477,500
		8,270,625
	Textiles, Apparel & Luxury Goods - 1.93%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,556,800
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/2020	2,077,500
		5,634,300
	Total Consumer Discretionary (Cost $50,968,379)	52,304,233

	Consumer Disrectionary - 0.34%
	Commercial Services - 0.34%
	Cimpress NV
1,000,000	7.000%, 04/01/2022 (Acquired Various Dates, Cost $997,500)(c)(b)(d)	995,000
	Total Consumer Disrectionary (Cost $997,500)	995,000

	Consumer Staples - 4.01%
	Beverages - 0.82%
	Cott Beverages, Inc.
2,000,000	6.750%, 01/01/2020	2,092,500
300,000	5.375%, 07/01/2022	301,125
		2,393,625
	Food Products - 3.19%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,140,568
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,908,125
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,050,000
3,000,000	6.000%, 02/15/2024 (Acquired Various Dates, Cost $3,000,000)(b)(d)	3,195,000
		9,293,693
	Total Consumer Staples (Cost $11,146,664)	11,687,318

	Energy - 6.62%
	Energy Equipment & Services - 0.40%
	Forum Energy Technologies Inc.
1,000,000	6.250%, 10/01/2021	932,500
	SESI LLC
250,000	7.125%, 12/15/2021	241,875
		1,174,375
	Oil, Gas & Consumable Fuels - 6.22%
	Concho Resources, Inc.
2,050,000	6.500%, 01/15/2022	2,108,937
	Continental Resources, Inc.
1,000,000	7.125%, 04/01/2021	1,033,750
	Diamondback Energy Inc.
1,000,000	7.625%, 10/01/2021	1,061,250

	Gulfport Energy Corp.
5,000,000	7.750%, 11/01/2020	5,162,500
	Holly Energy Partners, L.P.
1,650,000	6.500%, 03/01/2020	1,666,500
	Parsley Energy Inc.
1,500,000	7.500%, 02/15/2022 (Acquired Various Dates, Cost $1,468,873)(b)(d)	1,571,250
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (Acquired Various Dates, Cost $250,000)(b)(d)	254,375
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (Acquired Various Dates, Cost $1,241,376)(c)(b)(d)	1,290,938
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
1,861,000	7.375%, 08/01/2021	1,937,776
500,000	5.500%, 06/01/2024	493,750
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,050,000
500,000	6.125%, 10/15/2021	520,000
		18,151,026
	Total Energy (Cost $18,680,835)	19,325,401

	Financials - 2.94%
	Capital Markets - 1.40%
	KCG Holdings, Inc.
4,500,000	6.875%, 03/15/2020 (Acquired Various Dates, Cost $4,371,992)(b)(d)	4,083,750

	Diversified Financial Services - 1.54%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (Acquired Various Dates, Cost $2,973,750)(b)(d)	2,947,500
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Acquired Various Dates, Cost $1,500,000)(b)(d)	1,541,250
		4,488,750
	Total Financials (Cost $8,845,742)	8,572,500

	Health Care - 7.35%
	Health Care Equipment & Supplies - 1.52%
	Alere, Inc.
1,000,000	6.500%, 06/15/2020	1,000,000
	Greatbatch, Inc.
500,000	9.125%, 11/01/2023 (Acquired Various Dates, Cost $513,125)(b)(d)	499,375
	Mallinckrodt International Finance S.A.
3,000,000	3.500%, 04/15/2018 (c)	2,932,500
		4,431,875
	Health Care Providers & Services - 2.39%
	Centene Corporation
1,500,000	5.625%, 02/15/2021 (Acquired Various Dates, Cost $1,500,000)(b)(d)	1,567,500
500,000	6.125%, 02/15/2024 (Acquired Various Dates, Cost $500,000)(b)(d)	532,812
	CHS / Community Health Systems, Inc.
1,000,000	8.000%, 11/15/2019	983,750
1,200,000	7.125%, 07/15/2020	1,118,508
	ExamWorks Group, Inc.
2,500,000	5.625%, 04/15/2023	2,778,125
		6,980,695
	Pharmaceuticals - 3.44%
	Concordia International Corp.
1,000,000	9.500%, 10/21/2022 (Acquired Various Dates, Cost $980,433)(c)(b)(d)	937,500
	Endo Finance LLC
4,500,000	5.750%, 01/15/2022 (Acquired Various Dates, Cost $4,389,014)(b)(d)	4,083,300

	Valeant Pharmaceuticals International, Inc.
2,500,000	6.750%, 08/15/2018 (Acquired Various Dates, Cost $2,465,063)(c)(b)(d)	2,431,250
3,000,000	6.375%, 10/15/2020 (Acquired Various Dates, Cost $3,096,171)(b)(d)	2,595,000
		10,047,050
	Total Health Care (Cost $22,157,792)	21,459,620

	Industrials - 13.64%
	Aerospace & Defense - 5.41%
	DigitalGlobe Inc.
5,000,000	5.250%, 02/01/2021 (Acquired Various Dates, Cost $4,829,810)(b)	4,675,000
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Acquired Various Dates, Cost $2,000,000)(b)(d)	1,970,000
	LMI Aerospace, Inc.
1,000,000	7.375%, 07/15/2019	1,012,500
	Moog, Inc.
250,000	5.250%, 12/01/2022 (Acquired Various Dates, Cost $250,000)(b)(d)	254,375
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	2,045,000
1,000,000	7.500%, 07/15/2021	1,061,250
250,000	6.000%, 07/15/2022	252,545
500,000	6.375%, 06/15/2026 (Acquired Various Dates, Cost $500,000)(b)(d)	499,375
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,780,000
250,000	5.250%, 06/01/2022	231,250
		15,781,295
	Commercial Services & Supplies - 2.98%
	Casella Waste Systems, Inc.
3,293,000	7.750%, 02/15/2019	3,362,976
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,030,250
250,000	5.875%, 03/01/2024	243,750
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024 (Acquired Various Dates, Cost $1,000,000)(b)(d)	1,030,000
	R.R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,023,346
		8,690,322
	Construction & Engineering - 1.56%
	Tutor Perini Corp.
4,500,000	7.625%, 11/01/2018	4,561,875

	Machinery - 0.09%
	Manitowoc Foodservice, Inc.
250,000	9.500%, 02/15/2024 (Acquired Various Dates, Cost $250,000)(b)(d)	280,625

	Professional Services - 1.98%
	CEB, Inc.
2,000,000	5.625%, 06/15/2023 (a)(d)	1,952,500
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,821,657
		5,774,157
	Trading Companies & Distributors - 1.62%
	Fly Leasing Ltd.
2,000,000	6.750%, 12/15/2020 (c)	2,017,500
2,000,000	6.375%, 10/15/2021 (c)	1,950,000
	WESCO Distribution Inc.
750,000	5.375%, 12/15/2021	759,375
		4,726,875

	Total Industrials (Cost $39,776,980)	39,815,149

	Information Technology - 9.40%
	Diversified Telecommunication Services - 0.78%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,286,374

	Electronic Equipment, Instruments & Components - 0.36%
	Anixter Inc.
500,000	5.625%, 05/01/2019	531,250
500,000	5.125%, 10/01/2021	510,000
		1,041,250
	Internet Software & Services - 4.10%
	Bankrate Inc.
7,000,000	6.125%, 08/15/2018 (a)(d)	7,074,060
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020 (a)	1,145,375
	Match Group, Inc.
250,000	6.375%, 06/01/2024 (Acquired Various Dates, Cost $250,000)(b)(d)	260,625
	Rackspace Hosting, Inc.
3,500,000	6.500%, 01/15/2024 (d)	3,473,750
		11,953,810
	IT Services - 1.54%
	NeuStar, Inc.
3,000,000	4.500%, 01/15/2023	2,715,000
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,792,500
		4,507,500
	Semiconductors & Semiconductor Equipment - 0.54%
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,579,529

	Software - 2.08%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (a)(d)	1,282,812
	Activision Blizzard, Inc.
500,000	5.625%, 09/15/2021 (Acquired Various Dates, Cost $500,000)(b)(d)	524,375
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024 (Acquired Various Dates, Cost $3,000,000)(b)(d)	3,022,500
	Outfront Media Capital LLC / Outfront Media Capital Corp
200,000	5.250%, 02/15/2022	203,750
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023	1,027,500
		6,060,937
	Total Information Technology (Cost $27,100,860)	27,429,400

	Materials - 2.17%
	Chemicals - 1.17%
	A Schulman, Inc.
2,000,000	6.875%, 06/01/2023 (Acquired Various Dates, Cost $1,927,045)(b)(d)	2,007,000
	GCP Applied Technologies Inc
1,250,000	9.500%, 02/01/2023 (Acquired Various Dates, Cost $1,299,818)(b)(d)	1,400,000
		3,407,000
	Construction Materials - 0.70%
	Headwaters, Inc.
2,000,000	7.250%, 01/15/2019	2,050,000

	Metals & Mining - 0.30%
	Steel Dynamics, Inc.
250,000	6.125%, 08/15/2019	258,906
100,000	5.125%, 10/01/2021	102,875
500,000	5.250%, 04/15/2023	512,500
		874,281
	Total Materials (Cost $6,096,863)	6,331,281

	Telecommunication Services - 1.93%
	Broadcast Media - 0.69%
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (Acquired Various Dates, Cost $1,995,000)(b)(d)	2,030,000

	Diversified Telecommunication Services - 1.24%
	Consolidated Communications Inc
4,000,000	6.500%, 10/01/2022	3,610,000
	Total Telecommunication Services (Cost $5,736,584)	5,640,000

	TOTAL CORPORATE BONDS (Cost $191,508,199)	193,559,902

	BANK LOANS - 10.47%
	Chemicals - 1.37%
2,992,500	GCP Applied Technologies Inc. (Acquired Various Dates, Cost $3,003,704)(b)	3,007,462
1,000,000	Kraton Polymers - Term Loan B (Acquired Various Dates, Cost $954,641)(b)	987,085
		3,994,547

	Diversified Consumer Services - 0.85%
2,487,342	ServiceMaster Global Holdings Inc. (Acquired Various Dates, Cost $2,484,921)(b)	2,493,038

	Diversified Telecommunication Services - 0.83%
446,891	Consolidated Communications Finance Co. - Term Loan B (Acquired Various Dates, Cost $450,215)(b)	446,109
2,000,000	Diebold Inc. - Term Loan B (Acquired Various Dates, Cost $2,007,335)(b)	1,996,660
		2,442,769

	Health Care Equipment & Supplies - 1.35%
1,989,849	Catalent, Inc. (Acquired Various Dates, Cost $1,993,678)(b)	1,988,924
997,500	Greatbatch, Inc. (Acquired Various Dates, Cost $995,006)(b)	990,642
977,500	Mallinckrodt International Finance S.A. - Term Load B (Acquired Various Dates, Cost $980,349)(b)	964,304
		3,943,870

	Industrial Services - 0.69%
1,995,000	Siteone Landscape Supply - Term Loan B (Acquired Various Dates, Cost $2,014,683)(b)	2,004,975

	Machinery - 0.17%
487,179	Manitowoc Foodservice, Inc. (Acquired Various Dates, Cost $3,750,000)(b)	491,749

	Oil, Gas & Consumable Fuels - 0.52%
1,500,000	Callon Petroleum Co. (2nd Lien) - Term Loan B (a)	1,507,500

	Pharmaceuticals - 3.34%
5,915,783	Akorn Inc. - Term Loan B (Acquired Various Dates, Cost $5,823,933)(b)	5,937,967
2,488,747	Concordia Healthcare Corp. (Acquired Various Dates, Cost $2,423,919)(b)	2,394,797
1,460,093	Valeant Pharmaceuticals International, Inc. (Acquired Various Dates, Cost $1,406,662)(b)	1,423,138
		9,755,902

	Specialty Retail - 0.66%
1,955,902	Mattress Firm Holding Corp. (Acquired Various Dates, Cost $3,750,000)(b)	1,915,562

	Trading Companies & Distributors - 0.69%
2,000,000	Nexeo Solutions, Inc. - Term Loan B (Acquired Various Dates, Cost $2,007,490)(b)	2,001,250

	TOTAL BANK LOANS (Cost $30,391,991)	30,551,162

	SHORT TERM INVESTMENTS - 6.84%
	Investment Company - 6.84%
19,967,332	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	19,967,332
	Total Investment Company	19,967,332

	TOTAL SHORT TERM INVESTMENTS (Cost $19,967,332)	19,967,332

	Total Investments (Cost ($280,924,119) - 98.70%	288,062,750
	Other Assets in Excess of Liabilities - 1.30%	3,808,884
	TOTAL NET ASSETS - 100.00%	$291,871,634

(a)	These securities are deemed illiquid. The total value of these securities amounted to $26,128,184 (8.94% of net assets) at June 30, 2016.
(b)	Restricted security deemed liquid. The total value of these securities amounted to $88,153,296 (30.20% of net assets) at June 30, 2016.
(c)	Foreign Issued Securities. The total value of these securities amounted to $26,127,753 (8.95% of net assets) at June 30, 2016.
(d)	144A Securities. The total value of these securities amounted to $70,133,318 (24.03% of net assets) at June 30, 2016.
(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$280,924,119
Gross unrealized appreciation	11,142,970
Gross unrealized depreciation	(4,004,339)
Net unrealized appreciation	$7,138,631

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 97.50%
	Belgium - 1.21%
	Beverages - 1.21%
19,000	Anheuser-Busch InBev N.V.	2,512,503
	Total Belgium (Cost $1,902,411)	2,512,503

	Brazil - 1.08%
	Beverages - 1.08%
380,000	Ambev SA - ADR	2,245,800
	Total Brazil (Cost $2,210,749)	2,245,800

	Canada - 1.19%
	Road & Rail - 1.19%
42,000	Canadian National Railway Co.	2,480,520
	Total Canada (Cost $2,765,770)	2,480,520

	Chile - 0.98%
	Beverages - 0.98%
87,507	Cia Cervecerias Unidas SA - ADR	2,042,413
	Total Chile (Cost $1,927,575)	2,042,413

	Finland - 0.82%
	Leisure Products - 0.82%
62,000	Amer Sports Corp.	1,700,994
	Total Finland (Cost $1,802,047)	1,700,994

	France - 15.55%
	Air Freight & Logistics - 0.47%
291,400	Bollore SA	981,007

	Beverages - 1.41%
26,500	Pernod Ricard SA	2,933,997

	Chemicals - 1.62%
32,320	Air Liquide SA	3,367,166

	Electrical Equipment - 0.95%
34,000	Schneider Electric SE	1,983,592

	Food Products - 1.69%
29,503	Naturex (a)(b)	2,347,537
18,280	Vilmorin & Cie S.A. (b)	1,181,475
		3,529,012
	Hotels, Restaurants & Leisure - 1.43%
78,000	Accor SA	2,988,672

	Internet Software & Services - 1.17%
53,100	Criteo SA - ADR (a)	2,438,352

	Life Sciences Tools & Services - 0.53%
3,000	Eurofins Scientific SE	1,111,422

	Media - 1.99%
62,000	Publicis Groupe SA	4,147,969

	Software - 1.63%
45,000	Dassault Systemes	3,392,834

	Textiles, Apparel & Luxury Goods - 2.66%
20,000	Kering	3,219,655
15,500	LVMH Moet Hennessy Louis Vuitton SA	2,336,398
		5,556,053
	Total France (Cost $34,977,962)	32,430,076

	Germany - 26.23%
	Chemicals - 3.82%
27,300	Linde A.G.	3,803,906
61,000	Symrise AG	4,160,899
		7,964,805
	Construction Materials - 1.50%
41,500	HeidelbergCement AG	3,126,294

	Electronic Equipment, Instruments & Components - 1.14%
143,711	Jenoptik AG	2,369,280

	Food Products - 0.43%
2,700	KWS Saat AG	893,135

	Health Care Equipment & Supplies - 1.12%
57,525	Carl Zeiss Meditec AG	2,336,028

	Health Care Providers & Services - 3.52%
100,000	Fresenius SE & Co. KGaA	7,347,784

	Household Products - 1.86%
35,900	Henkel AG & Co. KGaA	3,883,245

	Industrial Conglomerates - 1.46%
29,700	Siemens A.G. - ADR	3,047,863

	Insurance - 1.58%
19,700	Muenchener Rueckversicherungs-Gesellschaft AG.	3,303,606

	IT Services - 2.11%
100,000	Wirecard AG	4,404,611

	Machinery - 1.99%
34,900	KUKA AG	4,139,549

	Pharmaceuticals - 1.78%
9,000	Bayer AG - ADR	905,850
28,000	Bayer AG	2,812,189
		3,718,039
	Software - 2.13%
59,300	SAP SE - ADR	4,448,686

	Textiles, Apparel & Luxury Goods - 1.32%
19,200	Adidas AG	2,756,157

	Trading Companies & Distributors - 0.47%
20,000	Brenntag AG	968,843
	Total Germany (Cost $45,084,145)	54,707,925

	Hong Kong - 4.36%
	Industrial Conglomerates - 3.15%
400,000	Beijing Enterprise Holdings Ltd.	2,267,671
44,184	Jardine Matheson Holding Ltd.	2,583,161
56,695	Jardine Strategic Holdings Ltd.	1,716,146
		6,566,978
	Specialty Retail - 1.21%
1,230,750	L’Occitane International SA	2,520,912
	Total Hong Kong (Cost $9,290,831)	9,087,890

	India - 1.43%
	Banks - 1.43%
415,000	ICICI Bank Ltd. - ADR	2,979,700
	Total India (Cost $4,499,166)	2,979,700

	Ireland - 2.33%
	Pharmaceuticals - 2.33%
21,000	Allergan plc(a)	4,852,890
	Total Ireland (Cost $3,973,582)	4,852,890

	Israel - 1.17%
	Pharmaceuticals - 1.17%
48,600	Teva Pharmaceutical Industries Ltd. - ADR	2,441,178
	Total Israel (Cost $2,371,498)	2,441,178

	Italy - 2.42%
	Beverages - 1.75%
370,000	Davide Campari-Milano SpA	3,662,496

	Internet & Catalog Retail - 0.67%
60,000	Yoox Net-a-porter Group SpA(a)	1,392,521
	Total Italy (Cost $4,487,899)	5,055,017

	Japan - 4.96%
	Beverages - 0.50%
32,000	Asahi Group Holdings Ltd.	1,034,714

	Electronic Equipment, Instruments & Components - 2.52%
25,000	Murata Manufacturing Co., Ltd.	2,802,866
75,000	Omron Corp.	2,448,058
		5,250,924
	Internet & Catalog Retail - 0.68%
27,000	START TODAY Co., LTD.	1,427,184

	Machinery - 1.09%
14,000	FANUC CORP.	2,277,426

	Wireless Telecommunication Services - 0.17%
6,200	SoftBank Group Corp.	350,623
	Total Japan (Cost $10,010,736)	10,340,871

	Netherlands - 5.04%
	IT Services - 2.43%
137,499	InterXion Holding NV(a)	5,070,963

	Personal Products - 1.46%
64,700	Unilever N.V. - NY Shares - ADR	3,037,018

	Semiconductors & Semiconductor Equipment - 1.15%
24,241	ASML Holding NV - NY Shares - ADR	2,404,950
	Total Netherlands (Cost $7,138,769)	10,512,931

	Norway - 1.86%
	Commercial Services & Supplies - 0.98%
192,000	Tomra Systems ASA	2,045,284

	Diversified Telecommunication Services - 0.88%
111,000	Telenor ASA	1,837,385
	Total Norway (Cost $3,937,727)	3,882,669

	Republic of Korea - 0.48%
	Semiconductors & Semiconductor Equipment - 0.48%
800	Samsung Electronic Co., Ltd.	996,281
	Total Republic of Korea (Cost $894,090)	996,281

	Singapore - 2.81%
	Semiconductors & Semiconductor Equipment - 2.81%
37,770	Broadcom Limited	5,869,458
	Total Singapore (Cost $1,305,191)	5,869,458

	Spain - 1.09%
	Specialty Retail - 1.09%
67,500	Inditex SA	2,267,602
	Total Spain (Cost $1,360,312)	2,267,602

	Switzerland - 7.93%
	Capital Markets - 1.03%
53,337	Julius Baer Group Ltd.	2,146,724

	Chemicals - 1.05%
28,500	Syngenta AG - ADR	2,188,515

	Construction Materials - 1.13%
56,500	Holcim Ltd.	2,363,821

	Insurance - 1.47%
35,000	Swiss Re AG	3,056,915

	Pharmaceuticals - 1.67%
50,000	Roche Holding AG - ADR	1,647,500
7,000	Roche Holding AG	1,847,159
		3,494,659
	Specialty Retail - 1.58%
27,500	Dufry AG(a)	3,289,085
	Total Switzerland (Cost $18,081,705)	16,539,719

	Taiwan, Province of China - 2.03%
	Semiconductors & Semiconductor Equipment - 2.03%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,230,400
	Total Taiwan, Province of China (Cost $2,178,768)	4,230,400

	United Kingdom - 12.53%
	Beverages - 3.25%
35,300	Diageo PLC - ADR	3,984,664
48,000	SABMiller PLC.	2,799,332
		6,783,996
	Capital Markets - 0.49%
42,164	Schroders PLC - Non Voting	1,019,479

	Health Care Equipment & Supplies - 1.50%
91,000	Smith & Nephew PLC. - ADR	3,123,120

	Hotels, Restaurants & Leisure - 2.68%
78,076	InterContinental Hotels Group PLC	2,879,479
58,000	Whitbread PLC	2,713,791
		5,593,270
	Insurance - 1.67%
32,000	Aon PLC	3,495,360

	Media - 2.05%
130,600	Liberty Global PLC - Series C(a)	3,741,690
16,295	Liberty Global Plc LiLAC - Series C(a)	529,418
		4,271,108
	Textiles, Apparel & Luxury Goods - 0.89%
119,000	Burberry Group PLC	1,851,105
	Total United Kingdom (Cost $27,383,917)	26,137,438

	TOTAL COMMON STOCKS (Cost $187,584,850)	203,314,275

	SHORT TERM INVESTMENTS - 2.28%
	Investment Company - 2.28%
4,758,216	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	4,758,216
	Total Investment Company	4,758,216

	TOTAL SHORT TERM INVESTMENTS (Cost $4,758,216)	4,758,216

Total Investments (Cost ($192,343,066) - 99.78%	208,072,491
Other Assets in Excess of Liabilities - 0.22%	463,108
TOTAL NET ASSETS - 100.00%	$208,535,599

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	A portion of these securities is deemed illiquid. The total value of the illiquid portions of these securities amounted to $459,155 (0.22% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$192,343,066
Gross unrealized appreciation	40,944,470
Gross unrealized depreciation	(25,215,045)
Net unrealized appreciation	$15,729,425

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2016, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	981,008	0.47%
Banks	2,979,700	1.43%
Beverages	21,215,919	10.17%
Capital Markets	3,166,204	1.52%
Chemicals	13,520,485	6.48%
Commercial Services & Supplies	2,045,284	0.98%
Construction Materials	5,490,114	2.63%
Diversified Telecommunication Services	1,837,385	0.88%
Electrical Equipment	1,983,592	0.95%
Electronic Equipment, Instruments & Components	7,620,204	3.65%
Food Products	4,422,146	2.12%
Health Care Equipment & Supplies	5,459,148	2.62%
Health Care Providers & Services	7,347,784	3.52%
Hotels, Restaurants & Leisure	8,581,942	4.12%
Household Products	3,883,245	1.86%
Industrial Conglomerates	9,614,840	4.61%
Insurance	9,855,881	4.73%
Internet & Catalog Retail	2,819,705	1.35%
Internet Software & Services	2,438,352	1.17%
IT Services	9,475,574	4.54%
Leisure Products	1,700,994	0.82%
Life Sciences Tools & Services	1,111,422	0.53%
Machinery	6,416,975	3.08%
Media	8,419,077	4.04%
Personal Products	3,037,018	1.46%
Pharmaceuticals	14,506,766	6.96%
Road & Rail	2,480,520	1.19%

Semiconductors & Semiconductor Equipment	13,501,089	6.47%
Software	7,841,520	3.76%
Specialty Retail	8,077,600	3.87%
Textiles, Apparel & Luxury Goods	10,163,316	4.87%
Trading Companies & Distributors	968,843	0.46%
Wireless Telecommunication Services	350,623	0.17%
Total Common Stocks	203,314,275	97.50%

Short Term Investments
Investment Company	4,758,216	2.28%
Total Short Term Investments	4,758,216	2.28%

Total Investments	208,072,491	99.78%
Other Assets in Excess of Liabilities	463,108	0.22%
TOTAL NET ASSETS	$208,535,599	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 91.89%
	Consumer Discretionary - 19.92%
	Hotels, Restaurants & Leisure - 3.27%
1,725	Chipotle Mexican Grill, Inc. (a)	694,761
12,755	Marriott International, Inc. - Class A	847,697
		1,542,458
	Household Durables - 1.78%
11,700	Harman International Industries, Inc.	840,294

	Internet & Catalog Retail - 8.15%
3,625	Amazon.com, Inc. (a)	2,594,123
1,000	The Priceline Group Inc. (a)	1,248,410
		3,842,533
	Media - 2.01%
4,159	Charter Communications, Inc. - Class A (a)	950,914

	Specialty Retail - 4.71%
11,300	Lowe’s Companies, Inc.	894,621
12,830	Restoration Hardware Holdings Inc. (a)	367,964
12,400	TJX Companies, Inc.	957,652
		2,220,237
	Total Consumer Discretionary (Cost $7,393,676)	9,396,436

	Consumer Staples - 5.01%
	Food & Staples Retailing - 5.01%
6,200	Costco Wholesale Corp.	973,648
14,500	CVS Health Corp.	1,388,230
	Total Consumer Staples (Cost $1,555,804)	2,361,878

	Energy - 2.63%
	Energy Equipment & Services - 2.63%
15,679	Schlumberger Ltd. (b)	1,239,895
	Total Energy (Cost $911,191)	1,239,895

	Financials - 8.78%
	Capital Markets - 1.56%
10,100	T. Rowe Price Group Inc.	736,997

	Diversified Financial Services - 7.22%
11,900	CME Group Inc.	1,159,060
4,575	Intercontinental Exchange, Inc.	1,171,017
10,000	S&P Global, Inc.	1,072,600
		3,402,677
	Total Financials (Cost $3,377,322)	4,139,674

	Health Care - 21.53%
	Biotechnology - 3.93%
7,900	Alnylam Pharmaceuticals Inc. (a)	438,371
2,600	Biogen Idec Inc. (a)	628,732
25,600	Cepheid, Inc. (a)	787,200
		1,854,303
	Health Care Equipment & Supplies - 3.70%
13,000	Medtronic, PLC (b)	1,128,010
3,600	The Cooper Companies, Inc.	617,652
		1,745,662
	Health Care Technology - 5.96%
9,350	athenahealth Inc. (a)	1,290,394
25,900	Cerner Corp. (a)	1,517,740
		2,808,134
	Pharmaceuticals - 7.94%
29,200	Akorn, Inc. (a)	831,762
31,000	Roche Holding AG - ADR (b)	1,021,450
25,300	The Medicines Co. (a)	850,839
21,900	Zoetis, Inc.	1,039,374
		3,743,425
	Total Health Care (Cost $9,810,800)	10,151,524

	Industrials - 6.24%
	Aerospace & Defense - 1.23%
5,000	Honeywell International, Inc.	581,600

	Air Freight & Logistics - 2.47%
10,800	United Parcel Service, Inc. - Class B	1,163,376

	Commercial Services & Supplies - 2.54%
18,100	Waste Management, Inc.	1,199,487
	Total Industrials (Cost $2,500,447)	2,944,463

	Information Technology - 26.06%
	Internet Software & Services - 8.72%
2,245	Alphabet, Inc. - Class A (a)	1,579,425
1,148	Alphabet, Inc. - Class C (a)	794,531
15,200	Facebook Inc. - Class A (a)	1,737,056
		4,111,012
	IT Services - 4.26%
4,700	Alliance Data Systems Corporation (a)	920,824
14,700	Visa Inc. - Class A	1,090,299
		2,011,123
	Semiconductors & Semiconductor Equipment - 4.30%
69,800	Micron Technology, Inc. (a)	960,448
19,915	QUALCOMM, Inc.	1,066,847
		2,027,295
	Software - 5.72%
30,400	Microsoft Corp.	1,555,568
27,940	Oracle Corp.	1,143,584
		2,699,152

	Technology Hardware, Storage & Peripherals - 3.06%
15,095	Apple Inc.	1,443,082
	Total Information Technology (Cost $9,146,248)	12,291,664

	Materials - 1.72%
	Chemicals - 1.72%
7,200	Praxair, Inc.	809,208
	Total Materials (Cost $804,804)	809,208

	TOTAL COMMON STOCKS (Cost $35,500,292)	43,334,742

	REITS - 2.64%
	Financials - 2.64%
	Real Estate Investment Trusts (REITs) - 2.64%
3,211	Equinix Inc.	1,245,001
	Total Financials (Cost $539,541)	1,245,001

	TOTAL REITS (Cost $539,541)	1,245,001

	SHORT TERM INVESTMENTS - 5.48%
	Investment Company - 5.48%
2,584,404	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,584,404
	Total Investment Company	2,584,404

	TOTAL SHORT TERM INVESTMENTS (Cost $2,584,404)	2,584,404

	Total Investments (Cost ($38,624,237) - 100.01%	47,164,147
	Liabilities in Excess of Other Assets - (0.01)%	(4,704)
	TOTAL NET ASSETS - 100.00%	$ 47,159,443

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $3,389,355 (7.19% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$38,624,237
Gross unrealized appreciation	9,610,838
Gross unrealized depreciation	(1,070,928)
Net unrealized appreciation	$8,539,910

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.09%
	Consumer Discretionary - 22.46%
	Auto Components - 1.51%
202,135	BorgWarner, Inc.	5,967,025

	Distributors - 1.85%
231,640	LKQ Corp. (a)	7,342,988

	Hotels, Restaurants & Leisure - 3.30%
13,055	Chipotle Mexican Grill, Inc. (a)	5,258,032
90,050	Dunkin’ Brands Group Inc.	3,927,981
42,630	Wynn Resorts Ltd.	3,863,983
		13,049,996
	Household Durables - 1.49%
81,915	Harman International Industries, Inc.	5,883,135

	Internet & Catalog Retail - 1.60%
59,687	Expedia, Inc.	6,344,728

	Internet Software & Services - 0.82%
259,540	Pandora Media Inc. (a)	3,231,273

	Leisure Products - 1.44%
69,640	Polaris Industries Inc.	5,693,767

	Media - 2.45%
73,925	AMC Networks, Inc. - Class A (a)	4,466,548
259,595	Lions Gate Entertainment Corp. (b)	5,251,607
		9,718,155
	Specialty Retail - 6.08%
40,665	Advance Auto Parts, Inc.	6,572,684
6,590	O’Reilly Automotive, Inc. (a)	1,786,549
90,385	Tractor Supply Co.	8,241,304
142,965	Williams-Sonoma, Inc.	7,452,766
		24,053,303
	Textiles, Apparel & Luxury Goods - 1.92%
26,280	Ralph Lauren Corp.	2,355,214
68,070	Under Armour, Inc. - Class A (a)	2,731,649
68,553	Under Armour, Inc. - Class C (a)	2,495,335
		7,582,198
	Total Consumer Discretionary (Cost $76,328,589)	88,866,568

	Consumer Staples - 9.89%
	Beverages - 3.07%
41,350	Constellation Brands, Inc. - Class A	6,839,290
31,080	The Boston Beer Co, Inc. - Class A (a)	5,315,613
		12,154,903
	Food & Staples Retailing - 0.87%
107,155	Whole Foods Market, Inc.	3,431,103

	Food Products - 5.95%
46,540	Ingredion, Inc.	6,022,741
53,295	Kellogg Co.	4,351,537
127,190	The Hain Celestial Group, Inc. (a)	6,327,703
145,345	WhiteWave Foods Co. (a)	6,822,494
		23,524,475
	Total Consumer Staples (Cost $32,885,892)	39,110,481

	Energy - 0.40%
	Energy Equipment & Services - 0.40%
92,340	Forum Energy Technologies Inc. (a)	1,598,405
	Total Energy (Cost $1,527,711)	1,598,405

	Financials - 12.64%
	Capital Markets - 4.25%
231,030	Financial Engines Inc.	5,976,746
106,170	Northern Trust Corp.	7,034,824
78,610	SEI Investments Management Corp.	3,781,927
		16,793,497
	Diversified Financial Services - 8.39%
73,485	CME Group Inc.	7,157,439
59,410	MarketAxess Holdings, Inc.	8,638,214
86,375	Moody’s Corp.	8,094,201
120,840	MSCI, Inc.	9,319,181
		33,209,035
	Total Financials (Cost $29,821,999)	50,002,532

	Health Care - 13.76%
	Biotechnology - 1.71%
219,310	Cepheid, Inc. (a)	6,743,783

	Health Care Equipment & Supplies - 3.35%
90,965	Align Technology, Inc. (a)	7,327,231
72,110	Varian Medical Systems, Inc. (a)	5,929,605
		13,256,836
	Health Care Technology - 1.74%
117,705	Cerner Corp. (a)	6,897,513

	Life Sciences Tools & Services - 3.01%
67,180	Bio-Techne Corp.	7,575,888
30,960	Illumina, Inc. (a)	4,346,165
		11,922,053

	Pharmaceuticals - 3.95%
178,355	Akorn, Inc. (a)	5,080,442
49,095	Perrigo Co. PLC (b)	4,451,444
181,485	The Medicines Co. (a)	6,103,340
		15,635,226
	Total Health Care (Cost $47,716,306)	54,455,411

	Industrials - 15.10%
	Building Products - 1.80%
158,630	Trex Co., Inc. (a)	7,125,660

	Commercial Services & Supplies - 0.55%
20,770	Stericycle, Inc. (a)	2,162,572

	Electrical Equipment - 2.07%
33,032	Acuity Brands, Inc.	8,190,615

	Machinery - 2.69%
51,430	Nordson Corporation	4,300,062
110,385	Proto Labs, Inc. (a)	6,353,761
		10,653,823
	Professional Services - 4.37%
157,920	Nielsen Holdings PLC (b)	8,207,102
112,100	Verisk Analytics, Inc (a)	9,089,068
		17,296,170
	Road & Rail - 2.06%
90,205	Kansas City Southern	8,126,569

	Trading Companies & Distributors - 1.56%
139,200	Fastenal Co.	6,179,088
	Total Industrials (Cost $46,282,050)	59,734,497

	Information Technology - 15.84%
	Communications Equipment - 1.40%
48,740	F5 Networks, Inc. (a)	5,548,562

	Electronic Equipment, Instruments & Components - 3.14%
142,565	Cognex Corp.	6,144,551
228,650	National Instruments Corp.	6,265,010
		12,409,561
	Internet Software & Services - 2.50%
105,375	Akamai Technologies, Inc. (a)	5,893,624
18,315	CoStar Group, Inc. (a)	4,004,758
		9,898,382
	IT Services - 1.58%
31,805	Alliance Data Systems Corporation (a)	6,231,235

	Semiconductors & Semiconductor Equipment - 0.92%
78,530	Xilinx, Inc.	3,622,589

	Software - 6.30%
47,730	ANSYS, Inc. (a)	4,331,498
74,380	Aspen Technology, Inc. (a)	2,993,051
168,530	CommVault Systems, Inc. (a)	7,278,811
292,995	RealPage, Inc. (a)	6,542,578
52,280	Red Hat, Inc. (a)	3,795,528
		24,941,466
	Total Information Technology (Cost $49,487,390)	62,651,795

	Materials - 3.00%
	Chemicals - 3.00%
47,045	Air Products & Chemicals, Inc.	6,682,272
111,865	FMC Corp.	5,180,468
	Total Materials (Cost $9,811,628)	11,862,740

	TOTAL COMMON STOCKS (Cost $293,861,565)	368,282,429

	REITS - 2.05%
	Financials - 2.05%
	Real Estate Investment Trusts (REITs) - 2.05%
20,889	Equinix Inc.	8,099,292
	Total Financials (Cost $3,487,366)	8,099,292

	TOTAL REITS (Cost $3,487,366)	8,099,292

	SHORT TERM INVESTMENTS - 5.93%
	Investment Company - 5.93%
23,475,539	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%	23,475,539
	Total Investment Company	23,475,539

	TOTAL SHORT TERM INVESTMENTS (Cost $23,475,539)	23,475,539

	Total Investments (Cost ($320,824,470) - 101.07%	399,857,260
	Liabilities in Excess of Other Assets - (1.07)%	(4,215,642)
	TOTAL NET ASSETS - 100.00%	$395,641,618

PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $17,910,153 (4.53% of net assets) at June 30, 2016.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$320,824,470
Gross unrealized appreciation	94,266,901
Gross unrealized depreciation	(15,234,111)
Net unrealized appreciation	$79,032,790

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 98.37%
	Consumer Discretionary - 16.64%
	Auto Components - 4.10%
251,705	Dorman Products, Inc. (a)	14,397,526
502,588	Gentex Corp.	7,764,985
354,745	Gentherm Inc. (a)	12,150,016
		34,312,527
	Hotels, Restaurants & Leisure - 5.99%
63,495	Buffalo Wild Wings Inc. (a)	8,822,630
373,400	Dave & Buster’s Entertainment, Inc. (a)	17,471,386
352,955	Fiesta Restaurant Group, Inc. (a)	7,697,949
600,030	Sonic Corp.	16,230,811
		50,222,776
	Specialty Retail - 3.88%
351,125	Five Below, Inc. (a)	16,295,712
136,055	Mattress Firm Holding Corp. (a)	4,564,645
182,845	Monro Muffler Brake, Inc.	11,621,628
		32,481,985
	Textiles, Apparel & Luxury Goods - 2.67%
204,347	Oxford Industries, Inc.	11,570,127
316,285	Steven Madden, Ltd. (a)	10,810,621
		22,380,748
	Total Consumer Discretionary (Cost $126,582,966)	139,398,036

	Consumer Staples - 2.73%
	Food Products - 2.73%
250,770	Snyder’s-Lance, Inc.	8,498,595
288,885	The Hain Celestial Group, Inc. (a)	14,372,029
	Total Consumer Staples (Cost $18,989,230)	22,870,624

	Financials - 8.53%
	Capital Markets - 3.21%
687,920	Financial Engines Inc.	17,796,490
931,125	WisdomTree Investments, Inc.	9,115,714
		26,912,204
	Diversified Financial Services - 2.42%
139,416	MarketAxess Holdings, Inc.	20,271,087

	Real Estate Management & Development - 2.90%
384,485	Colliers International Group, Inc. (b)	13,126,318
243,105	FirstService Corp. (b)	11,141,502
		24,267,820
	Total Financials (Cost $24,226,128)	71,451,111

	Health Care - 24.01%
	Biotechnology - 2.93%
502,455	Cepheid, Inc. (a)	15,450,491
741,820	Exact Sciences Corp. (a)	9,087,295
		24,537,786
	Health Care Equipment & Supplies - 4.42%
190,789	Align Technology, Inc. (a)	15,368,054
294,013	Nevro Corp. (a)	21,686,399
		37,054,453
	Health Care Providers & Services - 2.08%
573,423	HealthEquity, Inc. (a)	17,423,458

	Health Care Technology - 2.62%
62,905	athenahealth Inc. (a)	8,681,519
283,580	Medidata Solutions, Inc. (a)	13,291,395
		21,972,914
	Life Sciences Tools & Services - 5.07%
155,270	Bio-Techne Corp.	17,509,798
234,717	ICON PLC. (a)(b)	16,432,537
224,055	INC Research Holdings Inc. - Class A (a)	8,543,217
		42,485,552
	Pharmaceuticals - 6.89%
463,580	Akorn, Inc. (a)	13,205,076
183,685	Catalent, Inc. (a)	4,222,918
410,375	Impax Laboratories, Inc. (a)	11,827,008
775,125	Supernus Pharmaceuticals Inc. (a)	15,789,296
376,750	The Medicines Co. (a)	12,670,103
		57,714,401
	Total Health Care (Cost $135,254,887)	201,188,564

	Industrials - 11.04%
	Aerospace & Defense - 1.35%
271,240	Hexcel Corp.	11,294,433

	Building Products - 2.06%
383,705	Trex Co., Inc. (a)	17,236,029

	Electrical Equipment - 1.67%
400,105	Generac Holdings, Inc. (a)	13,987,671

	Machinery - 1.70%
247,960	Proto Labs, Inc. (a)	14,272,577

	Professional Services - 4.26%
269,900	CEB, Inc.	16,647,432
318,990	WageWorks, Inc. (a)	19,078,792
		35,726,224
	Total Industrials (Cost $60,238,529)	92,516,934

	Information Technology - 32.02%
	Communications Equipment - 2.26%
515,705	Ciena Corp. (a)	9,669,469
818,015	Infinera Corp. (a)	9,227,209
		18,896,678
	Electronic Equipment, Instruments & Components - 2.20%
238,990	Cognex Corp.	10,300,469
668,155	Fitbit, Inc. - Class A (a)	8,164,854
		18,465,323
	Internet Software & Services - 11.14%
303,262	comScore Inc. (a)	7,241,897
86,740	CoStar Group, Inc. (a)	18,966,569
553,565	GoDaddy, Inc. - Class A (a)	17,265,692
363,595	LogMeIn, Inc. (a)	23,062,831
593,530	Mimecast Ltd (a)(b)(c)	5,941,235
343,715	SPS Commerce Inc. (a)	20,829,129
		93,307,353
	IT Services - 2.07%
95,730	ExlService Holdings, Inc. (a)	5,017,209
333,701	InterXion Holding NV (a)(b)	12,306,893
		17,324,102
	Semiconductors & Semiconductor Equipment - 4.07%
133,465	Acacia Communications, Inc. (a)	5,330,592
280,455	Cavium, Inc. (a)	10,825,563
262,885	Monolithic Power Systems Inc	17,960,303
		34,116,458
	Software - 10.28%
308,150	BroadSoft Inc. (a)	12,643,395
381,590	CyberArk Software Ltd. (a)(b)	18,541,458
182,155	HubSpot, Inc. (a)	7,909,170
279,920	Imperva Inc. (a)	12,039,359
413,350	Paylocity Holding Corp. (a)	17,856,720
81,400	The Ultimate Software Group, Inc. (a)	17,117,606
		86,107,708
	Total Information Technology (Cost $205,456,058)	268,217,622

	Materials - 1.02%
	Construction Materials - 1.02%
140,330	US Concrete Inc. (a)	8,547,500
	Total Materials (Cost $8,585,417)	8,547,500

	Telecommunication Services - 2.38%
	Diversified Telecommunication Services - 2.38%
498,235	Cogent Communications Holdings Inc.	19,959,294
	Total Telecommunication Services (Cost $15,710,778)	19,959,294

	TOTAL COMMON STOCKS (Cost $595,043,993)	824,149,685

	SHORT TERM INVESTMENTS - 2.22%
	Investment Company - 2.22%
18,563,625	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	18,563,625
	Total Investment Company	18,563,625

TOTAL SHORT TERM INVESTMENTS (Cost $18,563,625)	18,563,625

Total Investments (Cost ($613,607,618) - 100.59%	842,713,310
Liabilities in Excess of Other Assets - (0.59)%	(4,934,974)
TOTAL NET ASSETS - 100.00%	$837,778,336

PLC — Public Limited Company
(a)	Non-income producing.
(b)	Foreign Issued Securities. The total value of these securities amounted to $77,489,943 (9.25% of net assets) at June 30, 2016.
(c)	A portion of these securities is deemed illiquid. The total value of the illiquid portions of these securities amounted to $1,121,981 (0.13% of net assets) at June 30, 2016.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2016.
*	See accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$613,607,618
Gross unrealized appreciation	267,696,532
Gross unrealized depreciation	(38,590,840)
Net unrealized appreciation	$229,105,692

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds.

* As a result of the Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting arrangement
(MNA) and net of related collateral received or pledged, if any, as of June 30, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$431,950	$-	$431,950	$431,950	$-	$-
	$431,950	$-	$431,950	$431,950	$-	$-

FASB ASC 815, Derivatives and Hedging is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the year ended June 30, 2016.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2016 were as follows:

Buffalo Flexible Income Fund
	CALL OPTIONS WRITTEN
	CONTRACTS		PREMIUMS
Outstanding, March 31, 2016 . . . . . . . . . . . . . . . . . . . . . .		2,400	113,034
Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		4,178	174,018
Options exercised. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		(755)	(29,968)
Options expired. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		(1,253)	(102,190)
Outstanding, June 30, 2016 . . . . . . . . . . . . . . . . . . . . . .		4,570	154,894

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilitiesas of June 30, 2016:
Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts		$431,950

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2016:
Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts		$102,191

	Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$		(242,691)

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of June 30, 2016, none of the Funds held fair valued securities. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at June 30, 2016

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9 — Foreign Investment Risk.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2016. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$905,070,034	-		-	$905,070,034
REITS	18,618,407	-		-	18,618,407
Short Term Investment	171,883,733	-		-	171,883,733
Total*	$1,095,572,174	-		-	$1,095,572,174

Buffalo Dividend Focus Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$35,547,140	-		-	$35,547,140
Short Term Investment	2,990,879	-		-	2,990,879
Total*	$38,538,019	-		-	$38,538,019
		(	)

Buffalo Emerging Opportunities Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$89,630,741	-		-	$89,630,741
Short Term Investment	7,448,025	-		-	7,448,025
Total*	$97,078,766	-		-	$97,078,766

Buffalo Flexible Income Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$645,484,578	-		510,000	$645,994,578
REITS	15,697,397	-		-	15,697,397
Convertible Bonds	-	55,001,937		-	55,001,937
Corporate Bonds	-	147,390,847		-	147,390,847
Short Term Investment	7,568,146	-		-	7,568,146
Total*	$668,750,121	202,392,784		510,000	$871,652,905
Written Options	$(415,950)	(16,000)		-	$(431,950)

Buffalo Growth Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$343,240,366	-		-	$343,240,366
REITS	7,668,912	-		-	7,668,912
Short Term Investment	3,662,136	-		-	3,662,136
Total*	354,571,414	-		-	354,571,414

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,022,402	-	-	$8,022,402
Convertible Preferred Stocks	-	2,195,000	-	2,195,000
Preferred Stock	1,667,240	-	-	1,667,240
Convertible Bonds	-	32,099,712	-	32,099,712
Corporate Bonds	-	193,559,902	-	193,559,902
Bank Loans	-	30,551,162	-	30,551,162
Short Term Investments	19,967,332	-	-	19,967,332
Total*	$29,656,974	258,405,776	-	$288,062,750

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$67,687,458	-	-	$67,687,458
ETF	-	135,626,817	-	135,626,817
Short Term Investment	4,758,216	-	-	4,758,216
Total*	$72,445,674	135,626,817	-	$208,072,491

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$43,334,742	-	-	$43,334,742
REITS	1,245,001	-	-	1,245,001
Short Term Investment	2,584,404	-	-	2,584,404
Total*	$47,164,147	-	-	$47,164,147

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$368,282,429	-	-	$368,282,429
REITS	8,099,292	-	-	8,099,292
Short Term Investments	23,475,539	-	-	23,475,539
Total*	$399,857,260	-	-	$399,857,260

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$824,149,685	-	-	$824,149,685
Short Term Investment	18,563,625	-	-	18,563,625
Total*	$842,713,310	-	-	$842,713,310

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo Flexible Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2016
Fair Value as of 3/31/2016	$-
Total unrealized losses included in earnings	(7,671,480)
Purchases	8,181,480
Fair Value as of 6/30/2016 **	$510,000

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(7,671,480)

** The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo International Fund had transfers from Level 2 into Level 1 with a market value of $140,247,428. On March 31, 2016, the fair valuation trigger was not met and therefore the foreign securities were Level 1. On June 30, 2016 the fair valuation trigger was met, therefore the foreign securities were priced using the fair valuation factor provided by the pricing service and thus securities were Level 2. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By           /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date        August 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By           /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date        August 4, 2016